UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06548

Nuveen Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Select Tax-Free Income Portfolio (NXP)
	December 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.4%

	MUNICIPAL BONDS – 98.3%

	Alaska – 0.9%
$ 2,675	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B3	$ 2,231,726
	Series 2006A, 5.000%, 6/01/46
	Arizona – 2.6%
2,500	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	3/21 at 100.00	A	2,691,350
	2011B-1&2, 5.250%, 3/01/39
2,530	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds, Series 2008A,	10/18 at 100.00	AAA	2,688,024
	5.000%, 10/01/20
355	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise	No Opt. Call	BB+	343,186
	Schools Projects, Series 2016, 2.875%, 7/01/21
625	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	A3	674,875
	Company, Series 2010A, 5.250%, 10/01/40
6,010	Total Arizona			6,397,435
	Arkansas – 0.7%
6,555	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer	No Opt. Call	Aa2	1,750,841
	Research Center Project, Series 2006, 0.000%, 7/01/46 – AMBAC Insured
	California – 20.5%
2,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	10/17 at 100.00	Aaa	2,066,920
	Lien Series 2004A, 5.450%, 10/01/25 (Pre-refunded 10/01/17) – AMBAC Insured
4,245	Anaheim City School District, Orange County, California, General Obligation Bonds, Election	No Opt. Call	AA	2,444,398
	2002 Series 2007, 0.000%, 8/01/31 – AGM Insured
2,840	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	No Opt. Call	AA	1,727,118
	Project, Series 1997C, 0.000%, 9/01/30 – AGM Insured
3,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	AA–	3,352,320
	2013S-4, 5.000%, 4/01/38
2,310	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	2,591,243
	Series 2013A, 5.000%, 7/01/33
1,630	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/23 at 100.00	A+	1,815,152
	2013I, 5.000%, 11/01/38
2,745	California State, General Obligation Bonds, Various Purpose Series 2009, 5.000%, 10/01/29	10/19 at 100.00	AA–	2,980,192
1,500	California Statewide Community Development Authority, Health Revenue Bonds, Enloe Medical	8/18 at 100.00	AA– (4)	1,623,105
	Center, Refunding Series 2008A, 6.250%, 8/15/28 (Pre-refunded 8/15/18)
895	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	N/R (4)	1,016,469
	Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)
2,645	Cypress Elementary School District, Orange County, California, General Obligation Bonds,	No Opt. Call	AA	1,351,701
	Series 2009A, 0.000%, 5/01/34 – AGM Insured
800	East Side Union High School District, Santa Clara County, California, General Obligation	8/19 at 100.00	AA (4)	872,920
	Bonds, 2008 Election Series 2010B, 5.000%, 8/01/24 (Pre-refunded 8/01/19) – AGC Insured
2,710	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	A+	1,779,494
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/28 – AMBAC Insured
1,395	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	1,392,084
	Bonds, Series 2007A-1, 4.500%, 6/01/27
2,350	Golden Valley Unified School District, Madera County, California, General Obligation Bonds,	8/17 at 56.07	AA	1,304,344
	Election 2006 Series 2007A, 0.000%, 8/01/29 – AGM Insured
3,030	Grossmont Union High School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa3	2,288,014
	Series 2006, 0.000%, 8/01/25 – NPFG Insured
1,000	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA–	828,530
	Series 2007, 0.000%, 8/01/23 – NPFG Insured
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	821,582
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (5)
5,395	Napa Valley Community College District, Napa and Sonoma Counties, California, General	8/17 at 46.57	Aa2	2,481,916
	Obligation Bonds, Election 2002 Series 2007C, 0.000%, 8/01/32 – NPFG Insured
590	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1 (4)	672,429
	6.750%, 11/01/39 (Pre-refunded 11/01/19)
4,390	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A+	2,675,266
	Development Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
1,700	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	No Opt. Call	AA– (4)	998,495
	Participation, Series 2006, 0.000%, 10/01/34 – NPFG Insured (ETM)
2,480	Port of Oakland, California, Revenue Bonds, Refunding Inter Lien Series 2007B, 5.000%,	11/17 at 100.00	AA–	2,560,898
	11/01/19 – NPFG Insured
8,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School	No Opt. Call	AA–	4,243,200
	Facilities Improvement District 2007-1, Election 2008 Series 2009A, 0.000%, 8/01/33
3,420	San Diego County Water Authority, California, Water Revenue Certificates of Participation,	5/18 at 100.00	AAA	3,597,019
	Series 2008A, 5.000%, 5/01/38 (Pre-refunded 5/01/18) – AGM Insured
2,110	Sierra Sands Unified School District, Kern County, California, General Obligation Bonds,	No Opt. Call	AA	1,370,340
	Election of 2006, Series 2006A, 0.000%, 11/01/28 – FGIC Insured
1,195	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B–	1,121,794
	Bonds, Series 2005A-1, 5.500%, 6/01/45
1,150	Woodside Elementary School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AAA	697,406
	Election of 2005, Series 2007, 0.000%, 10/01/30 – AMBAC Insured
66,685	Total California			50,674,349
	Colorado – 4.6%
1,780	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A–	1,912,432
	Series 2013A, 5.250%, 1/01/45
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	1,072,190
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,935	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	2,127,049
	5.000%, 11/15/43
250	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/29 –	No Opt. Call	AA–	153,860
	NPFG Insured
12,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%, 9/01/38 –	9/26 at 54.77	AA–	4,441,874
	NPFG Insured
2,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/32 –	9/20 at 50.83	AA–	869,740
	NPFG Insured
620	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/25 at 100.00	N/R	669,247
	Bonds, Refunding Series 2015A, 5.000%, 12/01/35
20,085	Total Colorado			11,246,392
	Florida – 1.8%
2,990	Duval County School Board, Florida, Certificates of Participation, Master Lease Program,	7/17 at 100.00	Aa3 (4)	3,052,282
	Series 2008, 5.000%, 7/01/26 (Pre-refunded 7/01/17) – AGM Insured
1,490	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2007A,	4/17 at 100.00	AA– (4)	1,505,794
	5.000%, 4/01/23 (Pre-refunded 4/01/17) – AMBAC Insured
4,480	Total Florida			4,558,076
	Illinois – 11.4%
	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System
	Revenue Bonds, Series 1999A:
2,565	0.000%, 4/01/20 – NPFG Insured	No Opt. Call	AA–	2,319,837
2,000	0.000%, 4/01/23 – NPFG Insured	No Opt. Call	AA–	1,579,120
725	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Capital Improvement	4/27 at 100.00	A	722,934
	Revenues, Series 2017, 6.000%, 4/01/46 (WI/DD, Settling 1/04/17)
735	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	12/21 at 100.00	B+	576,424
	2011A, 5.000%, 12/01/41
360	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series	12/26 at 100.00	B	326,344
	2016B, 6.500%, 12/01/46
55	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	30,494
	Revenues, Series 1998B-1, 0.000%, 12/01/28 – FGIC Insured
645	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien	No Opt. Call	A	702,502
	Refunding Series 2016C, 5.000%, 1/01/20
2,100	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Series 2013,	No Opt. Call	AA+	2,169,384
	4.000%, 8/15/33
260	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	296,863
	6.000%, 7/01/43
2,100	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/18 at 100.00	BBB+	2,176,146
	Refunding Series 2008A, 5.500%, 8/15/30
1,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	N/R (4)	1,137,970
	2009, 6.875%, 8/15/38 (Pre-refunded 8/15/19)
1,050	Illinois Finance Authority, Revenue Bonds, University of Chicago, Tender Option Bond Trust	7/17 at 100.00	AA– (4)	1,093,092
	2015-XF0248, 8.552%, 7/01/46 (Pre-refunded 7/01/17) (IF) (6)
1,270	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/19	No Opt. Call	BBB+	1,315,022
2,190	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	BBB+	2,272,913
1,000	Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General	No Opt. Call	Aa2	795,260
	Obligation Bonds, Series 2008, 0.000%, 2/01/24 – AGM Insured
1,520	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA–	1,506,381
	Project, Series 1993A, 0.000%, 6/15/17 – NPFG Insured
470	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA– (4)	467,645
	Project, Series 1993A, 0.000%, 6/15/17 – NPFG Insured (ETM)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
1,720	0.000%, 12/15/29 – NPFG Insured	No Opt. Call	AA–	954,944
810	0.000%, 6/15/30 – NPFG Insured	No Opt. Call	AA–	437,765
6,070	0.000%, 12/15/31 – NPFG Insured	No Opt. Call	AA–	3,063,043
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AA–	1,908,250
1,775	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/28	3/25 at 100.00	A	2,030,245
310	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	350,657
	6.000%, 10/01/42
35,730	Total Illinois			28,233,235
	Indiana – 0.8%
270	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BB–	270,502
	Series 2014, 5.250%, 9/01/34 (Alternative Minimum Tax)
	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest
	Indiana, Series 2007:
515	5.500%, 3/01/37 (Pre-refunded 3/01/17)	3/17 at 100.00	N/R (4)	519,110
485	5.500%, 3/01/37 (Pre-refunded 3/01/17)	3/17 at 100.00	A+ (4)	488,841
750	Purdue University, Indiana, University Revenue Bonds, Student Facility System Series 2009A,	1/19 at 100.00	AAA	804,375
	5.000%, 7/01/23 (Pre-refunded 1/01/19)
2,020	Total Indiana			2,082,828
	Iowa – 2.6%
830	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	B	831,195
	Project, Series 2013, 5.000%, 12/01/19
710	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	6/18 at 105.00	B	721,523
	Project, Series 2016, 5.875%, 12/01/26
1,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/38 at 100.00	B+	948,210
	5.375%, 6/01/38
4,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	3,980,000
	5.600%, 6/01/34
6,540	Total Iowa			6,480,928
	Kentucky – 1.1%
2,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/21 at 100.00	A+	2,629,575
	System Obligated Group, Series 2011, 5.250%, 8/15/46
	Massachusetts – 1.4%
1,075	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Series 2006, 5.000%,	5/17 at 100.00	A–	1,088,760
	5/01/18 – AMBAC Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A– (4)	528,675
	Series 2008E-1 &2, 5.000%, 7/01/28 (Pre-refunded 7/01/18)
1,760	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40	12/18 at 100.00	AA	1,814,032
	(Alternative Minimum Tax)
3,335	Total Massachusetts			3,431,467
	Michigan – 4.2%
355	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A	383,822
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
1,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+ (4)	1,599,015
	7/01/31 (Pre-refunded 7/01/18) – BHAC Insured
1,780	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series	11/26 at 100.00	A	1,907,448
	2016, 5.000%, 11/15/41
2,000	Portage Public Schools, Kalamazoo County, Michigan, General Obligation Bonds, School Building &	5/18 at 100.00	AA (4)	2,102,980
	Site Series 2008, 5.000%, 5/01/21 (Pre-refunded 5/01/18) – AGM Insured
4,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	4,459,359
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
9,635	Total Michigan			10,452,624
	Minnesota – 0.7%
1,725	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Allina	11/17 at 100.00	AA–	1,781,891
	Health System, Series 2007A, 5.000%, 11/15/19 – NPFG Insured
	Missouri – 2.7%
360	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/18 at 100.00	AA+	381,323
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/28
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
1,165	0.000%, 4/15/23 – AMBAC Insured	No Opt. Call	AA	987,652
5,000	0.000%, 4/15/30 – AMBAC Insured	No Opt. Call	AA–	3,116,700
2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	2,171,640
	CoxHealth, Series 2013A, 5.000%, 11/15/38
8,525	Total Missouri			6,657,315
	Nevada – 1.7%
750	Clark County, Nevada, Airport Revenue Bonds, Tender Option Bond Trust Series 2016-XG0028,	1/20 at 100.00	A+	1,084,620
	17.886%, 7/01/42 (IF)
1,250	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	1,346,963
	International Airport, Series 2010A, 5.250%, 7/01/42
1,500	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%,	6/19 at 100.00	BBB+ (4)	1,738,125
	6/15/30 (Pre-refunded 6/15/19)
3,500	Total Nevada			4,169,708
	New Jersey – 9.1%
940	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	1,027,429
	Replacement Project, Series 2013, 5.125%, 1/01/39 – AGM Insured (Alternative Minimum Tax)
2,550	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	1/17 at 100.00	AA–	2,615,025
	2004A, 5.250%, 7/01/33 – NPFG Insured
1,035	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/21 at 100.00	A3	1,078,770
	Bonds, Refunding Series 2011GG, 5.000%, 9/01/22
260	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital	7/25 at 100.00	AA	292,029
	Issue, Refunding Series 2015A, 5.000%, 7/01/29 – AGM Insured
35,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	AA	15,156,749
	2006C, 0.000%, 12/15/34 – AGM Insured
2,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	2,189,375
	Series 2007-1A, 5.000%, 6/01/41
42,285	Total New Jersey			22,359,377
	New Mexico – 0.4%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	N/R	1,003,910
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
	New York – 4.9%
500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	551,885
	2011A, 5.250%, 2/15/47
1,810	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	1,816,172
	2/15/47 – FGIC Insured
2,285	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/18 at 100.00	AAA	2,415,771
	Bonds, Fiscal 2009 Series 2008A, 5.750%, 6/15/40
3,625	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	7/18 at 100.00	AA	3,845,001
	Series 2009-S1, 5.500%, 7/15/31
840	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	850,206
	Series 2007B, 4.750%, 11/01/27
1,660	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	N/R (4)	1,681,912
	Series 2007B, 4.750%, 11/01/27 (Pre-refunded 5/01/17)
780	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	Baa1	880,994
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
11,500	Total New York			12,041,941
	North Carolina – 1.4%
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C,	1/19 at 100.00	AAA	1,108,450
	6.750%, 1/01/24 (Pre-refunded 1/01/19)
2,440	Union County, North Carolina, General Obligation Bonds, Series 2007D, 5.000%, 3/01/21	3/17 at 100.00	Aaa	2,457,397
	(Pre-refunded 3/01/17) – NPFG Insured
3,440	Total North Carolina			3,565,847
	Ohio – 3.4%
2,250	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/19 at 100.00	AA (4)	2,459,273
	2009A, 5.750%, 2/15/39 (Pre-refunded 2/15/19) – AGC Insured
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,670	6.000%, 6/01/42	6/17 at 100.00	B–	1,461,951
1,000	6.500%, 6/01/47	6/17 at 100.00	B–	933,160
1,975	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	1,794,702
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
1,105	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	1,210,693
	2013A-1, 5.000%, 2/15/48
1,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	CCC+	418,620
	Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34 (Mandatory put 7/01/21)
9,000	Total Ohio			8,278,399
	Oregon – 0.3%
580	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Refunding Series 2016A,	6/26 at 100.00	AA–	630,825
	5.000%, 6/01/46
	Pennsylvania – 1.6%
2,090	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Carnegie Mellon	2/19 at 100.00	AA–	2,240,167
	University, Series 2009, 5.000%, 8/01/21
935	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA–	1,009,931
	Bonds, Series 2010B-2, 5.000%, 12/01/30
555	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	N/R (4)	624,597
	Bonds, Series 2010B-2, 5.000%, 12/01/30 (Pre-refunded 12/01/20)
3,580	Total Pennsylvania			3,874,695
	Puerto Rico – 0.8%
7,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	1,887,900
	8/01/41 – NPFG Insured
	Texas – 9.6%
250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011, 6.000%,	1/21 at 100.00	BBB+ (4)	288,700
	1/01/41 (Pre-refunded 1/01/21)
110	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	BBB+	119,765
	5.000%, 1/01/33
1,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Senior Lien Series 2008,	12/18 at 100.00	AA+ (4)	1,076,640
	5.250%, 12/01/48 (Pre-refunded 12/01/18)
5,565	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	6,141,255
	2013A, 5.500%, 4/01/53
3,415	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	No Opt. Call	AA–	1,905,365
	0.000%, 11/15/30 – NPFG Insured
4,230	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 52.47	AA–	1,563,281
	0.000%, 11/15/35 – NPFG Insured
4,015	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien	11/30 at 61.17	AA	1,447,769
	Series 2001A, 0.000%, 11/15/38 – NPFG Insured
2,260	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	Baa1	2,451,332
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
2,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation	1/25 at 100.00	A1	2,456,380
	Series 2008I, 6.500%, 1/01/43
5,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	5,414,099
	2012, 5.000%, 12/15/26
830	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman	11/21 at 100.00	BBB–	876,862
	Project, Series 2011, 6.000%, 11/01/41
28,675	Total Texas			23,741,448
	Virginia – 3.9%
1,000	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB (4)	1,031,420
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/42 (Pre-refunded 10/01/17)
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	10/28 at 100.00	BBB+	2,207,820
	Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44 (5)
1,500	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2009B, 5.000%, 8/01/17	No Opt. Call	AA+	1,536,315
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
1,000	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	1,074,470
1,205	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB	1,355,239
1,010	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	1,082,781
1,390	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	1,411,072
	Series 2007A, 5.250%, 9/01/37
9,105	Total Virginia			9,699,117
	Washington – 3.6%
1,280	Port of Seattle, Washington, Revenue Bonds, Refunding First Lien Series 2016A, 5.000%, 10/01/18	No Opt. Call	Aa2	1,360,973
990	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,077,199
	Center, Series 2011A, 5.625%, 1/01/35
2,115	Washington State Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding	11/19 at 100.00	A+	2,262,119
	Series 2009, 5.000%, 11/01/28
2,500	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Series 2008D, 5.000%,	1/18 at 100.00	AA+ (4)	2,598,250
	1/01/33 (Pre-refunded 1/01/18)
2,115	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AA+	1,530,922
	12/01/27 – NPFG Insured
9,000	Total Washington			8,829,463
	West Virginia – 0.7%
1,500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	1,673,835
	System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44
	Wisconsin – 0.9%
1,645	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A3	1,759,097
	Series 2012, 5.000%, 6/01/39
490	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	5/17 at 100.00	AA	491,588
2,135	Total Wisconsin			2,250,685
$ 309,300	Total Municipal Bonds (cost $221,802,871)			242,615,832

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.1%

	Transportation – 0.1%
$ 210	Las Vegas Monorail Company, Senior Interest Bonds, PIK (7), (8)	5.500%	7/15/19	N/R	$ 128,009
56	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/55	N/R	27,863
$ 266	Total Corporate Bonds (cost $23,822)				155,872
	Total Long-Term Investments (cost $221,826,693)				242,771,704
	Other Assets Less Liabilities – 1.6% (9)				4,029,571
	Net Assets – 100%				$ 246,801,275

Investments in Derivatives as of December 31, 2016
Interest Rate Swaps
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (10)	Date	(Depreciation)
JPMorgan Chase Bank, N.A.	$7,000,000	Receive	Weekly USD-SIFMA	1.190%	Quarterly	7/31/17	7/31/27	$507,754

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$242,615,832	$ —	$242,615,832
Corporate Bonds	—	—	155,872	155,872
Investment in Derivatives:
Interest Rate Swaps*	—	507,754	—	507,754
Total	$ —	$243,123,586	$155,872	$243,279,458
* Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of December 31, 2016, the cost of investments (excluding investments in deriviatives) was $220,116,353.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in deriviatives) as of December 31, 2016, were as follows:
Gross unrealized:
Appreciation	$23,961,202
Depreciation	(1,305,851)
Net unrealized appreciation (depreciation) of investments	$22,655,351

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund is not accruing income for either senior interest corporate bond. On January 18,
2017 the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on this security maturing on July 15, 2019, and therefore began accruing income on the
Fund’s records.
(9)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter
(“OTC”) derivatives as well as the unrealized appreciation (depreciation) of OTC-cleared and exchange-traded derivatives when applicable.
(10)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
PIK	All or portion of this security is payment-in-kind.
USD-SIFMA	United States Dollar-Securities Industry and Financial Markets Association

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         March 1, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 1, 2017